Related Parties (Details 2) - iDnext [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Monthly fees	$ 125	$ 104
Total	$ 125	$ 104